CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
CONSOLIDATED STATEMENTS OF OPERATIONS
SALES	$ 13,486,629	$ 14,823,472
Restaurant operating expenses
Food and paper costs	4,494,449	5,605,579
Labor costs	5,111,097	6,128,574
Occupancy costs	1,282,049	1,403,204
Other operating expenses	878,125	962,287
Depreciation and amortization expenses	648,704	742,860
Impairment of restaurant and right-of-use assets	215,000	371,872
General and administrative expenses	1,464,021	1,691,404
Gain on sale of assets	(242,231)	(250,000)
Total costs and expenses	13,851,214	16,655,780
Loss from operations	(364,585)	(1,832,308)
UNREALIZED GAIN (LOSS) ON MARKETABLE SECURITIES	128,822	(93,458)
REALIZED GAIN ON MARKETABLE SECURITIES	380,764	143,340
INTEREST AND DIVIDEND INCOME	148,666	178,279
INTEREST EXPENSE	(81,621)	(99,608)
OTHER INCOME (EXPENSE)	(74,728)	13,930
IMPAIRMENT OF RELATED PARTY INVESTMENT AND RECEIVABLES	(520,718)	0
EQUITY IN LOSS OF UNCONSOLIDATED AFFILIATE	(304,439)	(415,085)
LOSS BEFORE TAXES	(687,839)	(2,105,208)
INCOME TAX EXPENSE	0	206,000
NET LOSS	$ (687,839)	$ (2,311,208)
NET LOSS PER COMMON SHARE - Basic and Diluted	$ (0.11)	$ (0.37)
WEIGHTED AVERAGE SHARES USED IN COMPUTING PER COMMON SHARE AMOUNTS - Basic and Diluted	6,154,724	6,194,842